SHARE-BASED COMPENSATION - Share Option Activities (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Number of Options
Outstanding at the beginning	9,847,240	8,766,882	8,766,882
Granted (in shares)	3,424,440	100,000
Exercised (in shares)	(3,250)	(72,641)
Forfeited (in shares)	(442,646)	(144,314)
Outstanding at the end	12,825,784	8,649,927	9,847,240	8,766,882
Vested and expected to vest at the end	12,825,784
Exercisable at the end	4,863,411	2,951,207
Weighted Average Exercise Price
Outstanding at the beginning (in dollars per share)	$ 2.55	$ 3.39	$ 3.39
Granted (in dollars per share)	1.41	2.67
Exercised (in dollars per share)	1.08	0.86
Forfeited (in dollars per share)	3.11	9.26
Outstanding at the end (in dollars per share)	2.23	3.3	2.55	$ 3.39
Vested and expected to vest at the end (in dollars per share)	2.23
Exercisable at the end (in dollars per share)	3.49	4.93
Weighted Average Grant Date Fair Value
Outstanding at the beginning (in dollars per share)	2.49	3.6	3.6
Granted (in dollars per share)	0.88	1.57
Exercised (in dollars per share)	0.66	3.45
Forfeited (in dollars per share)	2.12	6.36
Outstanding at the end (in dollars per share)	2.07	3.53	$ 2.49	$ 3.6
Vested and expected to vest at the end (in dollars per share)	2.07
Exercisable at the end (in dollars per share)	$ 3.96	$ 5.84
Weighted Average Remaining Contractual Term and Aggregate Intrinsic Value
Outstanding (in years)	8 years 4 months 24 days	7 years 9 months 14 days	8 years 4 months 9 days	8 years 2 months 26 days
Vested and expected to vest at the end (in years)	8 years 4 months 24 days
Exercisable at the end (in years)	6 years 10 months 9 days	6 years 7 months 20 days
Outstanding at the beginning (in dollars)	$ 1,736,202	$ 2,011,843	$ 2,011,843
Outstanding at the end (in dollars)	2,046,458	6,937,921	$ 1,736,202	$ 2,011,843
Vested and expected to vest at the end (in dollars)	2,046,458
Exercisable at the end (in dollars)	$ 759,771	$ 1,681,415